LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Credit Quality Indicator (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2021 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Secured long-term borrowings	¥ 234,585	¥ 233,000			$ 35,563
Consideration payment to Webank, current		71,309			10,884
Consideration payment to Webank, non-current		200,778			30,645
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance of the period		(2,190,575)	¥ (256,639)	¥ (189,305)
Changes on initial application of ASU 2016-13	404,174	179,947			$ 27,465
Addition	(326,204)	(68,578)	(398,167)	(257,953)
Provision for credit losses	(1,039,367)	(29,272)	(255,105)	(37,961)
Write-off	48,908	252,508		37,757
Bought out by certain non-bank financing institutions without recourse		845,305		85,560
Payments from the borrowers or other recoveries	62,053	8,003	146,789	105,263
Ending balance of the period	(2,190,575)	(1,182,609)	¥ (763,122)	¥ (256,639)
ASU 2016-13 | Restatement Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	(172,843)
Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	2,594,749	1,362,556
Amount of assets pledged		95,800
Secured long-term borrowings		79,600
Amount of assets pledged as collateral for consideration payment		545,100
Consideration payment to Webank, current		71,300
Consideration payment to Webank, non-current		200,800
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Changes on initial application of ASU 2016-13	404,174	179,947
Addition		(68,578)
Provision for credit losses		(29,272)
Write-off		252,508
Bought out by certain non-bank financing institutions without recourse		845,305
Payments from the borrowers or other recoveries		8,003
Normal | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	283,259	66,924
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Addition		(68,578)
Provision for credit losses		(83,435)
Write-off		145,194
Bought out by certain non-bank financing institutions without recourse		15
Payments from the borrowers or other recoveries		8,003
Attention | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	364,895	252,572
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses		(39,661)
Write-off		2,355
Bought out by certain non-bank financing institutions without recourse		9,184
Secondary | Loan recognized as a result of payment under the guarantee
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 1,946,595	1,043,060
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses		93,824
Write-off		104,959
Bought out by certain non-bank financing institutions without recourse		¥ 836,106